Right of use assets and lease liabilities	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Right of use assets and lease liabilities
Note 15. Right of use assets and lease liabilities
The Company adopted IFRS 16 using the modified retrospective method of adoption with the date of initial application on January 1, 2019. The carrying amounts of the Company’s right of use assets and lease and the movements during the years ended December 31, 2020 and 2019 are detailed below:

	Right –of –use assets			Lease liabilities
	Buildings	Plant and machinery	Total
As of December 31, 2018	1,843	10,260	12,103	(12,103)
Additions	873	9,478	10,351	(10,351)
Depreciation (1)	(656)	(5,174)	(5,830)	—
Payments	—	—	—	7,619
Interest expense (2)	—	—	—	(1,932)

As of December 31, 2019	2,060	14,564	16,624	(16,767)

(1)	Includes depreciation associated to leases from drilling services incurred is capitalized as work in progress by 1,326
(2)	Includes drilling services capitalized as work in progress by 371.

	Right –of –use assets			Lease liabilities
	Buildings	Plant and machinery	Total
As of December 31, 2019	2,060	14,564	16,624	(16,767)
Additions	114	17,273	17,387	(17,470)
Modifications	(257)	(3,671)	(3,928)	3,901
Depreciation (1)	(598)	(6,907)	(7,505)	—
Payments	—	—	—	9,067
Interest expense (2)	—	—	—	(2,412)

As of December 31, 2020	1,319	21,259	22,578	(23,681)

(1)	Includes depreciation associated to leases from drilling services incurred is capitalized as work in progress by 2,142.
(2)	Includes drilling services capitalized as work in progress by 771.
The Company applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value
assets recognition exemption to leases of office equipment that are individually considered of low value. Lease payments on short-term leases and leases of low-value
assets are recognized as expense on a straight-line basis over the lease term.
For the years ended December 31, 2020 and 2019, short-term and low-value
leases and overhead spending were recognized in the statements of profit or loss and other comprehensive income in the general and administrative expenses for 131 and 201, respectively.